Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax [Line Items]
Net current deferred tax	$ 355,000,000	$ 343,000,000
Net non-current deferred tax assets	100,000,000	73,000,000
Net current deferred tax liabilities	10,000,000	8,000,000
Net non-current deferred tax liabilities	130,000,000	203,000,000
Cumulative amount of undistributed earnings reinvested in foreign operation	4,900,000,000
Accrued unrecognized tax benefits interest and penalties	10,000,000	8,000,000	10,000,000
Unrecognized tax benefits interest and penalties reflected in current year	2,000,000	2,000,000	1,000,000
Tax reductions related to tax holidays	108,000,000	95,000,000	83,000,000
Expiration period of tax holidays	Through 2026
Income tax payments, net of refunds	$ 330,000,000	$ 454,000,000	$ 218,000,000
Internal Revenue Service (IRS) [Member]
Income Tax [Line Items]
Major tax jurisdictions	2011
Foreign Income Tax Authorities [Member]
Income Tax [Line Items]
Major tax jurisdictions	2008
Minimum [Member]
Income Tax [Line Items]
Expiration period of deferred tax assets	2015
Maximum [Member]
Income Tax [Line Items]
Expiration period of deferred tax assets	2019